UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02589

Investment Company Act File Number

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

March 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2015, the value of the Fund’s investment in the Portfolio was $827,821,283 and the Fund owned 7.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	947,896	$142,260,231
General Dynamics Corp.	100,975	13,705,337
Honeywell International, Inc.	288,259	30,068,296
Huntington Ingalls Industries, Inc.	2,546	356,822
Lockheed Martin Corp.	27,606	5,602,914
Northrop Grumman Corp.	15,277	2,458,986
Precision Castparts Corp.	19,025	3,995,250
Raytheon Co.	51,795	5,658,604
Rockwell Collins, Inc.	166,787	16,103,285
United Technologies Corp.	1,651,395	193,543,494

		$413,753,219

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	530,109	$38,814,581
FedEx Corp.	268,364	44,400,824
United Parcel Service, Inc., Class B	759,949	73,669,456

		$156,884,861

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$120,960
Johnson Controls, Inc.	850,548	42,901,641

		$43,022,601

Automobiles — 0.0%(1)
Daimler AG	38,000	$3,670,990
Ford Motor Co.	259	4,180
Harley-Davidson, Inc.	800	48,592

		$3,723,762

Banks — 6.3%
Bank of America Corp.	1,748,383	$26,907,614
Bank of Montreal	26,370	1,581,409
BB&T Corp.	1,018,990	39,730,420
Citigroup, Inc.	798,777	41,152,991
Comerica, Inc.	126,791	5,722,078
Fifth Third Bancorp	1,152,954	21,733,183
HSBC Holdings PLC	220,592	1,887,776
HSBC Holdings PLC ADR	424	18,058
ING Groep NV ADR(2)	131,742	1,924,751
JPMorgan Chase & Co.	3,228,168	195,562,417
KeyCorp	111,718	1,581,927
M&T Bank Corp.	17,977	2,283,079
PNC Financial Services Group, Inc. (The)	68,782	6,413,234
Regions Financial Corp.	580,537	5,486,075
Royal Bank of Canada	148,562	8,967,202
Societe Generale SA	460,793	22,248,011
SunTrust Banks, Inc.	324,267	13,324,131
Synovus Financial Corp.	1,565	43,836
Toronto-Dominion Bank (The)	29,644	1,270,245
U.S. Bancorp	1,848,028	80,703,383
Wells Fargo & Co.	3,563,235	193,839,984
Zions Bancorporation	38,805	1,047,735

		$673,429,539

Security	Shares	Value
Beverages — 2.6%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$588,280
Coca-Cola Co. (The)	2,605,756	105,663,406
Coca-Cola Enterprises, Inc.	31,501	1,392,344
Molson Coors Brewing Co., Class B	186,000	13,847,700
Monster Beverage Corp.(2)	23,832	3,298,230
PepsiCo, Inc.	1,641,672	156,976,676

		$281,766,636

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.(2)	100,183	$17,361,714
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	2,724,623
Alexion Pharmaceuticals, Inc.(2)(3)	12,388	2,146,840
Alexion Pharmaceuticals, Inc.(2)(3)	19,229	3,331,386
Alexion Pharmaceuticals, Inc.(2)(3)	15,952	2,763,099
Amgen, Inc.	1,001,431	160,078,745
Biogen, Inc.(2)	89,179	37,654,941
Celgene Corp.(2)	169,629	19,554,831
Gilead Sciences, Inc.(2)	815,896	80,063,875
Pharmacyclics, Inc.(2)	8,000	2,047,600
Vertex Pharmaceuticals, Inc.(2)	160,000	18,875,200

		$346,602,854

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$75,968

		$75,968

Capital Markets — 5.0%
Affiliated Managers Group, Inc.(2)	275	$59,064
Ameriprise Financial, Inc.	195,891	25,630,378
Bank of New York Mellon Corp. (The)	455,649	18,335,316
BlackRock, Inc.	7,289	2,666,608
Charles Schwab Corp. (The)	2,744,916	83,555,243
E*TRADE Financial Corp.(2)	4,593	131,153
Franklin Resources, Inc.	967,010	49,626,953
Goldman Sachs Group, Inc. (The)	537,244	100,985,755
Invesco, Ltd.	4,040	160,348
Legg Mason, Inc.	122,902	6,784,190
LPL Financial Holdings, Inc.	42,465	1,862,515
Morgan Stanley	2,216,606	79,110,668
Northern Trust Corp.	709,098	49,388,676
State Street Corp.	769,379	56,572,438
Stifel Financial Corp.(2)	9,837	548,413
Stifel Financial Corp.(2)(3)	93,119	5,191,384
Stifel Financial Corp.(2)(3)	9,840	548,415
T. Rowe Price Group, Inc.	554,173	44,876,930
UBS AG(2)	29,488	553,490
Waddell & Reed Financial, Inc., Class A	8,833	437,587

		$527,025,524

Chemicals — 2.0%
Air Products and Chemicals, Inc.	8,784	$1,328,844
Ashland, Inc.	25,092	3,194,463
Dow Chemical Co. (The)	156,840	7,525,183
E.I. du Pont de Nemours & Co.	825,474	58,996,627
Eastman Chemical Co.	1,500	103,890
Ecolab, Inc.	483,542	55,307,534
Monsanto Co.	505,849	56,928,246
NewMarket Corp.	4,549	2,173,512
PPG Industries, Inc.	115,228	25,988,523

Security	Shares	Value
Praxair, Inc.	3,573	$431,404
Sherwin-Williams Co. (The)	2,505	712,672
Valspar Corp. (The)	20,000	1,680,600
Westlake Chemical Corp.	1,000	71,940

		$214,443,438

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,240	$425,165
Cintas Corp.	52,914	4,319,370
Pitney Bowes, Inc.	14,270	332,776
Stericycle, Inc.(2)	131,917	18,525,104
Tyco International, PLC	96,051	4,135,956
Waste Management, Inc.	108,226	5,869,096

		$33,607,467

Communications Equipment — 1.5%
Arista Networks, Inc.(2)	80,000	$5,642,400
Brocade Communications Systems, Inc.	176,629	2,095,703
Cisco Systems, Inc.	1,489,659	41,002,864
Juniper Networks, Inc.	5,092	114,977
Motorola Solutions, Inc.	2,986	199,077
Nokia Oyj ADR	192	1,455
Palo Alto Networks, Inc.(2)	20,808	3,039,633
QUALCOMM, Inc.	1,617,993	112,191,635

		$164,287,744

Construction & Engineering — 0.0%(1)
Jacobs Engineering Group, Inc.(2)	56,851	$2,567,391

		$2,567,391

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,863,199

		$1,863,199

Consumer Finance — 1.1%
American Express Co.	863,577	$67,462,635
Capital One Financial Corp.	77,831	6,134,639
Discover Financial Services	831,522	46,856,265
Navient Corp.	10,200	207,366
SLM Corp.(2)	10,200	94,656

		$120,755,561

Distributors — 0.2%
Genuine Parts Co.	188,424	$17,559,233

		$17,559,233

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$711,345

		$711,345

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class A(2)	453	$98,527,500
Berkshire Hathaway, Inc., Class B(2)	945,748	136,490,351
CBOE Holdings, Inc.	140,951	8,091,292
CME Group, Inc.	168,254	15,935,336
Intercontinental Exchange, Inc.	14,292	3,333,895
McGraw Hill Financial, Inc.	86,290	8,922,386
Moody’s Corp.	179,322	18,613,624

		$289,914,384

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	180,305	$5,886,958
CenturyLink, Inc.	4,871	168,293

Security	Shares	Value
Deutsche Telekom AG ADR	50,092	$913,428
Frontier Communications Corp.	13,440	94,752
Verizon Communications, Inc.	419,226	20,386,960
Windstream Holdings, Inc.	70,866	524,409

		$27,974,800

Electric Utilities — 0.1%
Duke Energy Corp.	50,098	$3,846,524
Exelon Corp.	6,820	229,220
NextEra Energy, Inc.	63,830	6,641,512
Southern Co. (The)	92,821	4,110,114

		$14,827,370

Electrical Equipment — 1.3%
AMETEK, Inc.	37,403	$1,965,153
Eaton Corp. PLC	34,084	2,315,667
Emerson Electric Co.	2,019,272	114,331,181
Rockwell Automation, Inc.	121,000	14,034,790

		$132,646,791

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,442,293	$32,711,205
Keysight Technologies, Inc.(2)	240,586	8,937,770
Knowles Corp.(2)	174,670	3,365,891
TE Connectivity, Ltd.	687	49,203

		$45,064,069

Energy Equipment & Services — 1.3%
Cameron International Corp.(2)	120	$5,414
Halliburton Co.	903,071	39,626,756
Schlumberger, Ltd.	1,210,435	100,998,697
Transocean, Ltd.	2,884	42,308

		$140,673,175

Food & Staples Retailing — 4.4%
Costco Wholesale Corp.	875,262	$132,597,817
CVS Health Corp.	1,270,260	131,103,535
Kroger Co. (The)	35,843	2,747,724
Sprouts Farmers Market, Inc.(2)	1,650,317	58,140,668
Sysco Corp.	330,527	12,470,784
Wal-Mart Stores, Inc.	1,278,670	105,170,607
Walgreens Boots Alliance, Inc.	279,096	23,633,849

		$465,864,984

Food Products — 1.8%
Archer-Daniels-Midland Co.	176,432	$8,362,877
Campbell Soup Co.	9,581	445,995
ConAgra Foods, Inc.	224,346	8,195,359
Flowers Foods, Inc.	47,169	1,072,623
General Mills, Inc.	13,987	791,664
Hain Celestial Group, Inc. (The)(2)	1,316	84,290
Hershey Co. (The)	544,654	54,961,035
JM Smucker Co. (The)	12,283	1,421,512
Kellogg Co.	50,325	3,318,934
Keurig Green Mountain, Inc.	75,000	8,379,750
Kraft Foods Group, Inc.	61,488	5,356,527
McCormick & Co., Inc.	57,437	4,428,967
Mondelez International, Inc., Class A	199,684	7,206,596
Nestle SA	1,191,874	89,750,939

		$193,777,068

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,560,604	$72,302,783
Bard (C.R.), Inc.	25,000	4,183,750

Security	Shares	Value
Baxter International, Inc.	229,739	$15,737,122
Becton, Dickinson and Co.	73,732	10,587,178
Boston Scientific Corp.(2)	26,929	477,990
Halyard Health, Inc.(2)	2,456	120,835
Intuitive Surgical, Inc.(2)	14,000	7,070,420
Medtronic PLC	277,473	21,640,119
St. Jude Medical, Inc.	152,522	9,974,939
Stryker Corp.	189,350	17,467,537
Zimmer Holdings, Inc.	133,186	15,652,019

		$175,214,692

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	197,495	$22,449,257
Anthem, Inc.	54,347	8,391,720
Cardinal Health, Inc.	229,195	20,689,433
Cigna Corp.	53,617	6,940,184
DaVita HealthCare Partners, Inc.(2)	136,458	11,091,306
Express Scripts Holding Co.(2)	367,509	31,888,756
HCA Holdings, Inc.(2)	145,114	10,916,926
Henry Schein, Inc.(2)	6,179	862,712
Humana, Inc.	482	85,806
McKesson Corp.	2,384	539,261
PharMerica Corp.(2)	1,805	50,883
UnitedHealth Group, Inc.	61,318	7,253,306

		$121,159,550

Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.(2)	659	$428,706
International Game Technology	58,000	1,009,780
Interval Leisure Group, Inc.	5,349	140,197
Marriott International, Inc., Class A(3)	240,419	19,300,799
Marriott International, Inc., Class A	637,208	51,180,547
Marriott Vacations Worldwide Corp.	3	243
McDonald’s Corp.	724,987	70,642,733
Starbucks Corp.	1,775,167	168,108,315
Yum! Brands, Inc.	217,603	17,129,708

		$327,941,028

Household Durables — 0.2%
D.R. Horton, Inc.	418,482	$11,918,368
Harman International Industries, Inc.	26,105	3,488,411

		$15,406,779

Household Products — 1.6%
Clorox Co. (The)	7,491	$826,931
Colgate-Palmolive Co.	1,196,395	82,958,029
Kimberly-Clark Corp.	21,343	2,286,049
Procter & Gamble Co. (The)	1,077,617	88,299,937

		$174,370,946

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$22,230

		$22,230

Industrial Conglomerates — 2.5%
3M Co.	805,749	$132,908,298
Danaher Corp.	43,731	3,712,762
General Electric Co.	5,174,183	128,371,480

		$264,992,540

Insurance — 1.1%
Aegon NV ADR	4,023,669	$31,907,695
Aflac, Inc.	213,366	13,657,558
Allstate Corp. (The)	583	41,492

Security	Shares	Value
Aon PLC	46,747	$4,493,321
Chubb Corp.	25,044	2,531,948
Cincinnati Financial Corp.	135,528	7,220,932
Hartford Financial Services Group, Inc.	5,762	240,967
Marsh & McLennan Cos., Inc.	78,404	4,397,680
Progressive Corp.	1,210,514	32,925,981
Prudential Financial, Inc.	18,767	1,507,178
Torchmark Corp.	78,790	4,327,147
Travelers Companies, Inc. (The)	77,039	8,330,227
Willis Group Holdings PLC	277	13,346

		$111,595,472

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(2)	310,673	$115,601,423
Expedia, Inc.	2,575	242,385
Priceline Group, Inc. (The)(2)	23,550	27,415,733

		$143,259,541

Internet Software & Services — 5.7%
Akamai Technologies, Inc.(2)	200,000	$14,209,000
AOL, Inc.(2)	5,317	210,606
eBay, Inc.(2)	1,264,958	72,962,777
Facebook, Inc., Class A(2)	2,435,269	200,215,641
Google, Inc., Class A(2)	227,097	125,970,706
Google, Inc., Class C(2)	262,485	143,841,780
IAC/InterActiveCorp	14,528	980,204
LinkedIn Corp., Class A(2)	8,145	2,035,110
Pandora Media, Inc.(2)	37,000	599,770
Twitter, Inc.(2)	749,892	37,554,591
VeriSign, Inc.(2)	14,951	1,001,269
Yahoo! Inc.(2)	138,604	6,158,869

		$605,740,323

IT Services — 2.0%
Accenture PLC, Class A	1,312,636	$122,980,867
Automatic Data Processing, Inc.	102,170	8,749,839
Broadridge Financial Solutions, Inc.	1,652	90,877
Cognizant Technology Solutions Corp., Class A(2)	3,510	218,989
Fidelity National Information Services, Inc.	63,791	4,341,615
Fiserv, Inc.(2)	32,755	2,600,747
International Business Machines Corp.	242,563	38,931,361
MasterCard, Inc., Class A	11,313	977,330
Paychex, Inc.	693,512	34,408,598
Total System Services, Inc.	32,405	1,236,251
Visa, Inc., Class A	3,332	217,946
Western Union Co.	60,362	1,256,133

		$216,010,553

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$605,662
Polaris Industries, Inc.	4,104	579,074

		$1,184,736

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	481,399	$20,002,128
Illumina, Inc.(2)	62,000	11,509,680
Thermo Fisher Scientific, Inc.	18,796	2,525,055

		$34,036,863

Machinery — 2.2%
Caterpillar, Inc.	138,411	$11,077,032
Deere & Co.	908,320	79,650,581
Donaldson Co., Inc.	33,971	1,281,046
Dover Corp.	342,302	23,659,914

Security	Shares	Value
Illinois Tool Works, Inc.	1,034,623	$100,503,278
Manitowoc Co., Inc. (The)	45,741	986,176
PACCAR, Inc.	171,748	10,844,169
Parker-Hannifin Corp.	16,957	2,014,153
Pentair PLC	4,628	291,055
Snap-On, Inc.	8,911	1,310,452
WABCO Holdings, Inc.(2)	1,156	142,049
Wabtec Corp.	12,082	1,147,911

		$232,907,816

Media — 3.6%
CBS Corp., Class B	129,378	$7,844,188
Comcast Corp., Class A	195,330	11,030,285
Comcast Corp., Special Class A	1,357,343	76,099,435
DIRECTV(2)	33,786	2,875,189
Discovery Communications, Inc., Class A(2)	6,930	213,167
Discovery Communications, Inc., Class C(2)	20,394	601,113
Gannett Co., Inc.	3,563	132,116
Liberty Broadband Corp., Class A(2)	3,091	174,580
Liberty Broadband Corp., Class C(2)	6,183	349,958
Liberty Global PLC, Series A(2)	8,854	455,715
Liberty Global PLC, Series C(2)	27,614	1,375,453
Liberty Media Corp., Class A(2)	12,367	476,748
Liberty Media Corp., Class C(2)	24,734	944,839
News Corp., Class A(2)	24	384
Omnicom Group, Inc.	142,077	11,079,165
Time Warner Cable, Inc.	12,203	1,828,986
Time Warner, Inc.	342,101	28,887,008
Time, Inc.	45,407	1,018,933
Twenty-First Century Fox, Inc., Class A	97	3,283
Viacom, Inc., Class B	133,554	9,121,738
Walt Disney Co. (The)	2,188,505	229,552,289

		$384,064,572

Metals & Mining — 0.2%
Alcoa, Inc.	52,760	$681,659
Cliffs Natural Resources, Inc.	249,622	1,200,682
Freeport-McMoRan, Inc.	450,498	8,536,937
Glencore PLC(2)	598,405	2,526,310
Nucor Corp.	230,000	10,931,900

		$23,877,488

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	1,700	$120,479
Sempra Energy	1,443	157,316

		$277,795

Multiline Retail — 0.1%
Target Corp.	139,632	$11,459,598

		$11,459,598

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	923,255	$76,454,747
Antero Resources Corp.(2)	109,563	3,869,765
Apache Corp.	611,464	36,889,623
BP PLC ADR	107,974	4,222,863
California Resources Corp.	2,000	15,220
Cheniere Energy, Inc.(2)	316,849	24,524,113
Chesapeake Energy Corp.	288	4,078
Chevron Corp.	626,446	65,764,301
Concho Resources, Inc.(2)	40,000	4,636,800
ConocoPhillips	261,168	16,260,320
Devon Energy Corp.	570,333	34,396,783

Security	Shares	Value
EOG Resources, Inc.	3,600	$330,084
Exxon Mobil Corp.	2,714,698	230,749,330
Hess Corp.	39,579	2,686,227
Marathon Oil Corp.	170,827	4,460,293
Marathon Petroleum Corp.	80,413	8,233,487
Murphy Oil Corp.	100,489	4,682,787
Occidental Petroleum Corp.	8,074	589,402
Phillips 66	145,544	11,439,758
Range Resources Corp.	4,900	254,996
Royal Dutch Shell PLC, Class A ADR	70,142	4,183,970
Southwestern Energy Co.(2)	730	16,929
Spectra Energy Corp.	8,040	290,807
Williams Cos., Inc.	6,625	335,159
WPX Energy, Inc.(2)	666	7,279

		$535,299,121

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	42,343	$3,521,244

		$3,521,244

Pharmaceuticals — 8.3%
AbbVie, Inc.	1,573,015	$92,084,298
Actavis PLC(2)	115,886	34,489,991
Bristol-Myers Squibb Co.	1,874,958	120,934,791
Eli Lilly & Co.	1,185,802	86,148,515
GlaxoSmithKline PLC ADR	122,542	5,655,313
Johnson & Johnson	1,857,089	186,823,153
Mallinckrodt PLC(2)	17,707	2,242,592
Merck & Co., Inc.	1,236,207	71,057,178
Novartis AG ADR	107,318	10,582,628
Novo Nordisk A/S ADR	1,249,240	66,696,924
Perrigo Co. PLC	31,500	5,214,825
Pfizer, Inc.	2,208,000	76,816,320
Roche Holding AG ADR	35,808	1,231,079
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	104,158,498
Zoetis, Inc.	361,174	16,718,745

		$880,854,850

Professional Services — 0.0%(1)
Nielsen NV	70,356	$3,135,767

		$3,135,767

Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	10,718	$1,009,100
Simon Property Group, Inc.	18,096	3,540,301
Weyerhaeuser Co.	1,200	39,780

		$4,589,181

Road & Rail — 0.4%
CSX Corp.	28,990	$960,149
Kansas City Southern	14,386	1,468,523
Norfolk Southern Corp.	72,272	7,438,234
Union Pacific Corp.	297,929	32,268,690

		$42,135,596

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	599,209	$37,750,167
Applied Materials, Inc.	100,000	2,256,000
Broadcom Corp., Class A	804,058	34,811,691
Cypress Semiconductor Corp.(2)	108,454	1,530,286

Security	Shares	Value
Intel Corp.	7,065,522	$220,938,873
Linear Technology Corp.	68,494	3,205,519
Maxim Integrated Products, Inc.	151,789	5,283,775
Microchip Technology, Inc.	23,733	1,160,544
NVIDIA Corp.	284,500	5,953,162
Texas Instruments, Inc.	1,013,579	57,961,515
Xilinx, Inc.	90,186	3,814,868

		$374,666,400

Software — 3.4%
Activision Blizzard, Inc.	203,974	$4,635,309
Adobe Systems, Inc.(2)	412,312	30,486,349
CA, Inc.	7,339	239,325
Cadence Design Systems, Inc.(2)	200,000	3,688,000
CDK Global, Inc.	34,056	1,592,459
Check Point Software Technologies, Ltd.(2)	150,000	12,295,500
Microsoft Corp.	3,117,135	126,727,123
Oracle Corp.	3,769,146	162,638,650
ServiceNow, Inc.(2)	182,216	14,354,977
Symantec Corp.	72,900	1,703,309
Tableau Software, Inc., Class A(2)	13,699	1,267,431
Workday, Inc. Class A(2)	22,405	1,891,206

		$361,519,638

Specialty Retail — 3.3%
AutoNation, Inc.(2)	2,317	$149,053
Bed Bath & Beyond, Inc.(2)	7,000	537,425
Best Buy Co., Inc.	133,011	5,026,486
Dick’s Sporting Goods, Inc.	35,000	1,994,650
Gap, Inc. (The)	89,138	3,862,350
GNC Holdings, Inc., Class A	900	44,163
Home Depot, Inc. (The)	1,170,394	132,968,462
L Brands, Inc.	41,877	3,948,582
Lowe’s Companies, Inc.	249,088	18,529,656
Murphy USA, Inc.(2)	19,669	1,423,445
Ross Stores, Inc.(3)	4,730	498,104
Ross Stores, Inc.	16,500	1,738,440
Staples, Inc.	144,626	2,355,234
TJX Cos., Inc. (The)	2,305,467	161,497,963
Tractor Supply Co.	93,481	7,951,494
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	9,593,306

		$352,118,813

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	3,058,032	$380,510,922
EMC Corp.	2,797,592	71,506,451
Hewlett-Packard Co.	31,477	980,823
NetApp, Inc.	414,967	14,714,730

		$467,712,926

Textiles, Apparel & Luxury Goods — 2.5%
Coach, Inc.	10,800	$447,444
Hanesbrands, Inc.	790,331	26,483,992
NIKE, Inc., Class B	2,354,845	236,261,599
VF Corp.	97,407	7,335,721

		$270,528,756

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,564,625
Philip Morris International, Inc.	441,661	33,270,323

		$38,834,948

Security	Shares	Value
Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$27,389
United Rentals, Inc.(2)	2,000	182,320

		$209,709

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	265,084	$5,423,619
Sprint Corp.(2)	135,160	640,658
Vodafone Group PLC ADR	97,896	3,199,241

		$9,263,518

Total Common Stocks (identified cost $5,470,118,164)		$10,500,735,972

Preferred Stocks — 0.0%

Security	Shares	Value
Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$4,735

Total Rights (identified cost $16,440)		$4,735

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	$139,811	$139,810,866

Total Short-Term Investments (identified cost $139,810,866)		$139,810,866

Total Investments — 99.8% (identified cost $5,609,950,399)		$10,640,551,573

Other Assets, Less Liabilities — 0.2%		$16,724,092

Net Assets — 100.0%		$10,657,275,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $56,676.

The Portfolio did not have any open financial instruments at March 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,924,926,612

Gross unrealized appreciation	$8,717,520,141
Gross unrealized depreciation	(1,895,180)

Net unrealized appreciation	$8,715,624,961

At March 31, 2015, the Portfolio owned the following securities (representing 0.34% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,724,623
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,146,840
Alexion Pharmaceuticals, Inc.	12/18/14	12/18/15	19,229	3,500,166	3,331,386
Alexion Pharmaceuticals, Inc.	3/19/15	3/19/16	15,952	3,000,028	2,763,099
Marriott International, Inc., Class A	3/19/15	3/19/16	240,419	20,000,068	19,300,799
Ross Stores, Inc.	3/19/15	3/19/16	4,730	500,089	498,104
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	5,191,384
Stifel Financial Corp.	12/18/14	12/18/15	9,840	500,017	548,415

Total Restricted Securities				$36,500,545	$36,504,650

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,551,181,861	$19,798,903		$—	$1,570,980,764
Consumer Staples	1,068,384,887	89,750,939		—	1,158,135,826
Energy	675,972,296	—		—	675,972,296
Financials	1,702,625,459	24,684,202		—	1,727,309,661
Health Care	1,551,774,324	6,094,485		—	1,557,868,809
Industrials	1,282,917,125	—		—	1,282,917,125
Information Technology	2,235,001,653	—		—	2,235,001,653
Materials	237,657,815	2,526,310		—	240,184,125
Telecommunication Services	37,238,318	—		—	37,238,318
Utilities	15,127,395	—		—	15,127,395
Total Common Stocks	$10,357,881,133	$142,854,839	**	$—	$10,500,735,972
Preferred Stocks	$—	$—		$0	$—
Rights	4,735	—		—	4,735
Short-Term Investments	—	139,810,866		—	139,810,866
Total Investments	$10,357,885,868	$282,665,705		$0	$10,640,551,573

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2015 is not presented. At March 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015